Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprised as follows:
Selling	$ 45,167	$ 43,943	$ 38,970
General and administrative	29,975	28,640	27,294
Selling General and Administrative Expense	$ 75,142	$ 72,583	$ 66,264